BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 47.8%
U.S. Government Obligations - 47.8%
U.S. Treasury Bonds	1.875%	11/15/51	1,570,000		$1,038,960
U.S. Treasury Bonds	2.250%	2/15/52	4,300,000		3,125,563
U.S. Treasury Bonds	3.000%	8/15/52	3,390,000		2,926,523
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	3.332%	10/31/23	2,130,000		2,132,254	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	3.222%	4/30/24	14,610,000		14,590,852	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	3.334%	7/31/24	2,380,000		2,377,297	(a)
U.S. Treasury Notes	1.875%	2/15/32	1,660,000		1,406,980

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $29,014,394)					27,598,429

SOVEREIGN BONDS - 47.3%
Australia - 2.3%
New South Wales Treasury Corp.	4.000%	4/20/23	399,900	AUD	256,884
Queensland Treasury Corp.	4.250%	7/21/23	800,000	AUD	515,596	(b)
Western Australian Treasury Corp.	6.000%	10/16/23	839,900	AUD	551,063

Total Australia					1,323,543

Brazil - 5.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	8,600,000	BRL	1,506,098
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	2,570,000	BRL	438,850
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	2,420,000	BRL	405,302
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	5,300,000	BRL	872,814

Total Brazil					3,223,064

Colombia - 4.5%
Colombian TES, Bonds	6.250%	11/26/25	3,540,000,000	COP	654,299
Colombian TES, Bonds	6.000%	4/28/28	6,250,000,000	COP	1,012,586
Colombian TES, Bonds	7.000%	3/26/31	4,470,000,000	COP	690,066
Colombian TES, Bonds	7.250%	10/26/50	1,850,000,000	COP	232,727

Total Colombia					2,589,678

France - 6.1%
French Republic Government Bond OAT	0.000%	5/25/32	3,510,000	EUR	2,668,269	(b)
French Republic Government Bond OAT	0.750%	5/25/52	1,530,000	EUR	850,882	(b)

Total France					3,519,151

Malaysia - 2.7%
Malaysia Government Bond	3.480%	3/15/23	3,630,000	MYR	785,210
Malaysia Government Bond	3.955%	9/15/25	1,290,000	MYR	278,768
Malaysia Government Bond	3.899%	11/16/27	2,440,000	MYR	521,464

Total Malaysia					1,585,442

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 11.6%
Mexican Bonos, Bonds	8.000%	11/7/47	24,100,000	MXN	$1,009,993
Mexican Bonos, Bonds	8.000%	7/31/53	26,600,000	MXN	1,114,922
Mexican Bonos, Senior Notes	8.500%	5/31/29	33,300,000	MXN	1,559,071
Mexican Bonos, Senior Notes	8.500%	11/18/38	35,100,000	MXN	1,573,509
Mexican Bonos, Senior Notes	7.750%	11/13/42	34,600,000	MXN	1,426,452

Total Mexico					6,683,947

Poland - 3.6%
Republic of Poland Government Bond	1.750%	4/25/32	16,440,000	PLN	2,109,848

Russia - 0.8%
Russian Federal Bond - OFZ	7.650%	4/10/30	89,700,000	RUB	491,711	*(c)

South Africa - 3.8%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	32,399,569	ZAR	1,083,417
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	26,799,804	ZAR	1,119,521

Total South Africa					2,202,938

South Korea - 6.3%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	4,660,000,000	KRW	2,774,031
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	1,883,000,000	KRW	854,587

Total South Korea					3,628,618

TOTAL SOVEREIGN BONDS (Cost - $33,555,402)					27,357,940

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 0.1%
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor) (Cost - $107,967)	1.240%	3/22/44	102,567	EUR	84,821	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $62,677,763)					55,041,190

			SHARES
SHORT-TERM INVESTMENTS - 3.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,784,893)	2.615%		1,784,893		1,784,893	(e)

TOTAL INVESTMENTS - 98.3% (Cost - $64,462,656)					56,826,083
Other Assets in Excess of Liabilities - 1.7%					970,207

TOTAL NET ASSETS - 100.0%					$57,796,290

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of September 30, 2022.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $1,784,893 and the cost was $1,784,893 (Note 2).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
ZAR	— South African Rand

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	32	12/22	$4,767,399	$4,384,000	$(383,399)
United Kingdom Long Gilt Bonds	24	12/22	2,945,948	2,583,250	(362,698)

Net unrealized depreciation on open futures contracts					$(746,097)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	410,000	USD	256,119	HSBC Securities Inc.	10/5/22	$(26,655)
USD	243,561	NZD	410,000	HSBC Securities Inc.	10/5/22	14,097
SEK	5,500,000	USD	540,748	HSBC Securities Inc.	10/7/22	(44,998)
USD	377,757	SEK	4,200,000	HSBC Securities Inc.	10/7/22	(815)
USD	127,562	SEK	1,300,000	Morgan Stanley & Co. Inc.	10/7/22	10,384
USD	285,466	BRL	1,480,000	HSBC Securities Inc.	10/19/22	12,388
USD	2,747,916	BRL	15,260,000	HSBC Securities Inc.	10/19/22	(67,738)
USD	436,671	PLN	2,060,000	HSBC Securities Inc.	10/20/22	22,417
USD	480,668	PLN	2,280,000	JPMorgan Chase & Co.	10/20/22	22,173
USD	987,843	PLN	4,900,000	JPMorgan Chase & Co.	10/20/22	2,482
USD	177,993	CAD	230,000	Goldman Sachs Group Inc.	10/25/22	11,501
COP	510,000,000	USD	110,221	JPMorgan Chase & Co.	10/27/22	(179)
USD	65,909	COP	290,000,000	JPMorgan Chase & Co.	10/27/22	3,336
USD	132,076	COP	570,000,000	JPMorgan Chase & Co.	10/27/22	9,087
USD	870,946	COP	3,800,000,000	JPMorgan Chase & Co.	10/27/22	51,019
USD	1,637,303	COP	7,430,000,000	JPMorgan Chase & Co.	10/27/22	34,129
USD	6,703,313	MXN	136,700,000	Citibank N.A.	10/31/22	(45,637)
MXN	5,700,000	USD	282,262	JPMorgan Chase & Co.	10/31/22	(850)
USD	347,547	MXN	7,000,000	Morgan Stanley & Co. Inc.	10/31/22	1,954
USD	5,194,605	EUR	5,070,000	Barclays Bank PLC	11/2/22	214,434
USD	105,657	EUR	110,000	Citibank N.A.	11/2/22	(2,394)
EUR	550,000	USD	567,087	JPMorgan Chase & Co.	11/2/22	(26,832)
EUR	670,000	USD	684,601	JPMorgan Chase & Co.	11/2/22	(26,472)
EUR	120,000	USD	117,835	Morgan Stanley & Co. Inc.	11/2/22	39
USD	219,831	EUR	220,000	Morgan Stanley & Co. Inc.	11/2/22	3,728
USD	2,502,496	ZAR	41,100,000	HSBC Securities Inc.	11/17/22	241,458
ZAR	2,600,000	USD	143,562	JPMorgan Chase & Co.	11/17/22	(528)
HUF	110,000,000	USD	281,474	HSBC Securities Inc.	11/23/22	(30,656)
USD	236,882	GBP	200,000	JPMorgan Chase & Co.	12/5/22	13,371
GBP	200,000	USD	223,324	Morgan Stanley & Co. Inc.	12/5/22	186
CLP	430,000,000	USD	469,798	HSBC Securities Inc.	12/6/22	(30,985)
USD	1,533,128	AUD	2,260,000	JPMorgan Chase & Co.	12/7/22	85,950
KRW	250,000,000	USD	175,519	Citibank N.A.	12/8/22	(376)
USD	161,790	KRW	230,000,000	Citibank N.A.	12/8/22	658
USD	3,674,282	KRW	5,060,000,000	Citibank N.A.	12/8/22	129,395
THB	4,400,000	USD	120,995	HSBC Securities Inc.	12/9/22	(3,790)
JPY	46,000,000	USD	323,431	HSBC Securities Inc.	12/14/22	(2,898)
JPY	105,000,000	USD	737,388	JPMorgan Chase & Co.	12/14/22	(5,736)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	65,291	MYR	300,000	BARCLAYS BANK PLC	12/21/22	$333
USD	1,579,814	MYR	7,200,000	BARCLAYS BANK PLC	12/21/22	20,817
SEK	4,200,000	USD	380,376	HSBC SECURITIES INC.	1/13/23	755

Total						$588,552

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$27,598,429	—	$27,598,429
Sovereign Bonds	—	27,357,940	—	27,357,940
Collateralized Mortgage Obligations	—	84,821	—	84,821

Total Long-Term Investments	—	55,041,190	—	55,041,190

Short-Term Investments†	$1,784,893	—	—	1,784,893

Total Investments	$1,784,893	$55,041,190	—	$56,826,083

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$906,091	—	$906,091

Total	$1,784,893	$55,947,281	—	$57,732,174

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$746,097	—	—	$746,097
Forward Foreign Currency Contracts††	—	$317,539	—	317,539

Total	$746,097	$317,539	—	$1,063,636

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,336,219	$100,951,810	100,951,810	$103,503,136	103,503,136

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$15,399	—	$1,784,893

9